Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Income (Loss) from Discontinued Operations

	2015	2014	2013
	US$	US$	US$
Net Sales	—	2,922,127	14,256,315
Cost of goods sold	—	(4,323,267)	(13,962,647)

Gross profit (loss)	—	(1,401,140)	293,668
Selling, general and administrative expenses	—	(2,185,399)	(3,870,995)

Operating loss	—	(3,586,539)	(3,577,327)
Other income (expense), net	—	(1,960,485)	988,264
Income tax expenses	—	—	—

Loss from discontinued operations, net of tax	—	(5,547,024)	(2,589,063)